Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.7%
GE Aerospace ....................... 942 $ 188,541
General Dynamics Corp. ................ 2,816 767,585
HEICO Corp. , Class A .................. 1,762 371,729
Karman Holdings, Inc.
(a)
................ 1,574 52,603
Lockheed Martin Corp. ................. 1,884 841,602
Northrop Grumman Corp. ............... 2,026 1,037,332
RTX Corp. ......................... 3,492 462,551
3,721,943
Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc. ... 2,933 352,693
FedEx Corp. ........................ 1,987 484,391
United Parcel Service, Inc. , Class B ........ 1,527 167,955
1,005,039
Automobile Components — 0.5%
BorgWarner, Inc. ..................... 17,470 500,515
Automobiles — 0.3%
General Motors Co. ................... 6,780 318,863
Banks — 7.9%
Bank of America Corp. ................. 51,442 2,146,675
Citigroup, Inc. ....................... 17,352 1,231,819
Citizens Financial Group, Inc. ............ 7,865 322,229
FNB Corp. ......................... 7,194 96,759
JPMorgan Chase & Co. ................ 10,773 2,642,617
PNC Financial Services Group, Inc. (The) .... 7,734 1,359,405
7,799,504
Beverages — 0.8%
Coca-Cola Co. (The) .................. 7,607 544,813
Constellation Brands, Inc. , Class A
(b)
........ 1,158 212,516
Molson Coors Beverage Co. , Class B ....... 1,251 76,149
833,478
Biotechnology — 4.1%
AbbVie, Inc. ........................ 4,152 869,927
Amgen, Inc. ........................ 218 67,918
Biogen, Inc.
(a)
....................... 4,585 627,411
BioMarin Pharmaceutical, Inc.
(a)
........... 8,002 565,661
Exelixis, Inc.
(a)
....................... 373 13,771
Gilead Sciences, Inc. .................. 6,450 722,723
Incyte Corp.
(a)
....................... 1,888 114,318
Metsera, Inc.
(a)
....................... 975 26,540
Natera, Inc.
(a)
....................... 1,156 163,470
Neurocrine Biosciences, Inc.
(a)
............ 2,185 241,661
Regeneron Pharmaceuticals, Inc. .......... 706 447,766
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 909 32,915
United Therapeutics Corp.
(a)
.............. 546 168,316
4,062,397
Broadline Retail — 0.3%
(a)
Amazon.com, Inc. .................... 618 117,581
Etsy, Inc. .......................... 3,134 147,862
265,443
Building Products — 0.6%
Owens Corning ...................... 577 82,407
Trane Technologies plc ................. 1,665 560,972
643,379
Capital Markets — 6.5%
CBOE Global Markets, Inc. .............. 129 29,191
Charles Schwab Corp. (The) ............. 10,019 784,287
CME Group, Inc. , Class A ............... 3,933 1,043,385
Houlihan Lokey, Inc. , Class A
(b)
............ 142 22,933
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ...... 125 $ 20,699
Intercontinental Exchange, Inc. ........... 6,380 1,100,550
Invesco Ltd. ........................ 28,853 437,700
Moody's Corp. ....................... 982 457,308
Morgan Stanley ...................... 12,733 1,485,559
MSCI, Inc. ......................... 212 119,886
Nasdaq, Inc. ........................ 3,617 274,386
S&P Global, Inc. ..................... 1,420 721,502
6,497,386
Chemicals — 1.7%
DuPont de Nemours, Inc. ............... 7,689 574,214
Ecolab, Inc. ........................ 1,476 374,196
Huntsman Corp. ..................... 15,358 242,503
LyondellBasell Industries NV , Class A
(b)
...... 4,299 302,650
Mosaic Co. (The) ..................... 8,246 222,724
1,716,287
Commercial Services & Supplies — 0.9%
Cintas Corp. ........................ 3,954 812,666
Waste Management, Inc. ................ 426 98,623
911,289
Communications Equipment — 1.4%
Cisco Systems, Inc. ................... 4,773 294,542
Juniper Networks, Inc. ................. 1,297 46,939
Motorola Solutions, Inc. ................ 2,340 1,024,475
1,365,956
Construction & Engineering — 0.8%
AECOM ........................... 154 14,280
Comfort Systems USA, Inc. .............. 585 188,563
EMCOR Group, Inc. ................... 689 254,675
MasTec, Inc.
(a)
....................... 2,805 327,372
784,890
Consumer Finance — 0.5%
American Express Co. ................. 1,649 443,663
OneMain Holdings, Inc. ................. 800 39,104
482,767
Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp. ................ 766 724,468
Target Corp. ........................ 2,766 288,660
Walmart, Inc.
(b)
...................... 26,374 2,315,373
3,328,501
Containers & Packaging — 1.1%
Crown Holdings, Inc. .................. 3,284 293,130
Packaging Corp. of America ............. 4,034 798,813
1,091,943
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(a)
...... 855 108,619
Diversified Telecommunication Services — 1.4%
AT&T, Inc. .......................... 15,106 427,197
Verizon Communications, Inc. ............ 21,241 963,492
1,390,689
Electric Utilities — 2.7%
Duke Energy Corp. ................... 483 58,912
Edison International ................... 402 23,686
Entergy Corp. ....................... 6,402 547,307
Exelon Corp. ........................ 6,736 310,395
IDACORP, Inc. ...................... 1,454 168,984
NextEra Energy, Inc. .................. 1,632 115,692
OGE Energy Corp. .................... 16,723 768,589
PG&E Corp. ........................ 5,973 102,616

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Pinnacle West Capital Corp. ............. 6,008 $ 572,262
2,668,443
Electrical Equipment — 1.3%
AMETEK, Inc. ....................... 2,623 451,523
Eaton Corp. plc ...................... 3,029 823,373
1,274,896
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. , Class A ............... 15,445 1,013,038
Badger Meter, Inc. .................... 295 56,124
Flex Ltd.
(a)
.......................... 3,179 105,161
Insight Enterprises, Inc.
(a)
............... 110 16,499
Keysight Technologies, Inc.
(a)
............. 859 128,652
TD SYNNEX Corp. .................... 225 23,391
1,342,865
Energy Equipment & Services — 0.7%
Flowco Holdings, Inc. , Class A
(a) (b)
.......... 1,342 34,422
Halliburton Co. ...................... 25,016 634,656
669,078
Entertainment — 0.2%
Walt Disney Co. (The) ................. 2,345 231,451
Financial Services — 3.3%
Berkshire Hathaway, Inc. , Class B
(a)
........ 5,115 2,724,147
Mastercard, Inc. , Class A ................ 319 174,850
PayPal Holdings, Inc.
(a)
................. 407 26,557
Visa, Inc. , Class A .................... 920 322,423
3,247,977
Food Products — 0.8%
Ingredion, Inc.
(b)
...................... 2,451 331,399
Seaboard Corp. ...................... 7 18,880
Tyson Foods, Inc. , Class A .............. 7,069 451,073
801,352
Ground Transportation — 0.3%
CSX Corp. ......................... 4,982 146,620
Knight-Swift Transportation Holdings, Inc. .... 4,056 176,396
323,016
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories ................... 4,787 634,996
Align Technology, Inc.
(a)
................. 56 8,896
Beta Bionics, Inc.
(a)
.................... 1,719 21,041
Boston Scientific Corp.
(a)
................ 7,352 741,670
Edwards Lifesciences Corp.
(a)
............ 5,261 381,317
Intuitive Surgical, Inc.
(a)
................. 60 29,716
Medtronic plc ....................... 13,567 1,219,131
STERIS plc ......................... 142 32,184
Stryker Corp. ....................... 993 369,644
3,438,595
Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc.
(a)
............. 597 18,101
Cardinal Health, Inc. ................... 1,275 175,657
Centene Corp.
(a)
..................... 11,812 717,107
Cigna Group (The) .................... 1,123 369,467
Elevance Health, Inc. .................. 922 401,033
Encompass Health Corp. ............... 1,272 128,828
HCA Healthcare, Inc. .................. 1,810 625,445
Tenet Healthcare Corp.
(a)
................ 850 114,325
UnitedHealth Group, Inc. ................ 3,480 1,822,650
Universal Health Services, Inc. , Class B ..... 1,144 214,958
4,587,571
Security
Shares
Shares Value
Health Care REITs — 0.7%
Ventas, Inc. ........................ 9,785 $ 672,817
Health Care Technology — 0.0%
Doximity, Inc. , Class A
(a)
................ 476 27,622
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
.................. 403 48,143
Booking Holdings, Inc. ................. 231 1,064,196
DoorDash, Inc. , Class A
(a)
............... 2,568 469,353
McDonald's Corp. .................... 967 302,062
Texas Roadhouse, Inc. ................. 867 144,468
Wyndham Hotels & Resorts, Inc. .......... 251 22,718
2,050,940
Household Durables — 1.0%
DR Horton, Inc. ...................... 3,047 387,365
Garmin Ltd. ......................... 798 173,270
Mohawk Industries, Inc.
(a)
............... 332 37,908
NVR, Inc.
(a)
......................... 18 130,399
Toll Brothers, Inc. ..................... 2,861 302,093
1,031,035
Household Products — 2.4%
Colgate-Palmolive Co. ................. 12,563 1,177,153
Procter & Gamble Co. (The) ............. 6,890 1,174,194
2,351,347
Industrial Conglomerates — 0.5%
3M Co. ............................ 1,071 157,287
Honeywell International, Inc. ............. 1,641 347,482
504,769
Industrial REITs — 0.3%
Prologis, Inc. ........................ 2,306 257,788
Insurance — 3.9%
Allstate Corp. (The) ................... 3,241 671,114
Aon plc , Class A ..................... 306 122,122
First American Financial Corp. ............ 357 23,430
Globe Life, Inc. ...................... 1,747 230,115
Hanover Insurance Group, Inc. (The) ....... 981 170,645
Hartford Insurance Group, Inc. (The) ........ 2,459 304,252
Progressive Corp. (The) ................ 2,138 605,075
Reinsurance Group of America, Inc. ........ 524 103,176
Travelers Cos., Inc. (The) ............... 4,535 1,199,326
Unum Group ........................ 5,296 431,412
WR Berkley Corp. .................... 590 41,984
3,902,651
Interactive Media & Services — 0.7%
Alphabet, Inc. , Class A ................. 3,529 545,724
Meta Platforms, Inc. , Class A ............. 202 116,425
Pinterest, Inc. , Class A
(a)
................ 1,730 53,630
715,779
IT Services — 1.2%
Accenture plc , Class A ................. 3,546 1,106,494
DXC Technology Co.
(a)
................. 973 16,590
International Business Machines Corp. ...... 349 86,782
1,209,866
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. ............... 1,194 139,674
Danaher Corp. ...................... 1,284 263,220
Thermo Fisher Scientific, Inc. ............. 1,737 864,331
1,267,225

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.1%
Caterpillar, Inc. ...................... 1,650 $ 544,170
Cummins, Inc. ....................... 1,706 534,729
Dover Corp. ........................ 115 20,203
Flowserve Corp. ..................... 6,999 341,831
Illinois Tool Works, Inc. ................. 88 21,825
Parker-Hannifin Corp. .................. 2,209 1,342,741
Pentair plc ......................... 2,052 179,509
Westinghouse Air Brake Technologies Corp. ... 692 125,494
3,110,502
Media — 1.6%
Comcast Corp. , Class A ................ 31,472 1,161,317
Fox Corp. , Class A
(b)
................... 5,945 336,487
Fox Corp. , Class B .................... 647 34,103
New York Times Co. (The) , Class A ......... 1,452 72,019
1,603,926
Metals & Mining — 1.1%
Freeport-McMoRan, Inc. ................ 10,692 404,799
Newmont Corp. ...................... 2,311 111,575
Nucor Corp. ........................ 4,646 559,100
1,075,474
Multi-Utilities — 1.7%
Black Hills Corp. ..................... 481 29,173
CMS Energy Corp. .................... 10,688 802,776
Consolidated Edison, Inc. ............... 7,960 880,296
1,712,245
Oil, Gas & Consumable Fuels — 6.1%
Cheniere Energy, Inc. .................. 1,541 356,587
Chevron Corp. ....................... 7,301 1,221,384
Civitas Resources, Inc. ................. 580 20,236
ConocoPhillips ...................... 6,323 664,042
Devon Energy Corp. ................... 25,664 959,834
Exxon Mobil Corp. .................... 10,010 1,190,489
Marathon Petroleum Corp. .............. 3,488 508,167
Ovintiv, Inc. ......................... 2,351 100,623
Targa Resources Corp. ................. 733 146,945
Valero Energy Corp. ................... 4,461 589,164
Williams Cos., Inc. (The) ................ 4,357 260,374
6,017,845
Passenger Airlines — 0.4%
American Airlines Group, Inc.
(a)
............ 5,576 58,827
Delta Air Lines, Inc. ................... 8,057 351,285
United Airlines Holdings, Inc.
(a)
............ 329 22,717
432,829
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co. ................ 2,820 171,992
Johnson & Johnson ................... 3,221 534,171
Merck & Co., Inc. ..................... 3,312 297,285
Pfizer, Inc. ......................... 48,233 1,222,224
Zoetis, Inc. , Class A ................... 1,052 173,212
2,398,884
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp. ......... 291 30,433
CACI International, Inc. , Class A
(a)
......... 291 106,773
137,206
Real Estate Management & Development — 0.0%
Zillow Group, Inc. , Class A
(a)
............. 184 12,302
Residential REITs — 0.0%
Camden Property Trust ................. 214 26,172
Security
Shares
Shares Value
Retail REITs — 2.0%
Brixmor Property Group, Inc. ............. 682 $ 18,107
Kimco Realty Corp. ................... 35,239 748,476
NNN REIT, Inc. ...................... 2,851 121,595
Simon Property Group, Inc. .............. 6,570 1,091,146
1,979,324
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.
(a)
........... 2,355 241,953
Intel Corp. ......................... 12,503 283,943
KLA Corp. .......................... 66 44,867
Lam Research Corp. .................. 818 59,469
Marvell Technology, Inc. ................ 5,179 318,871
Micron Technology, Inc. ................. 1,874 162,832
NVIDIA Corp. ....................... 3,055 331,101
Onto Innovation, Inc.
(a)
................. 501 60,791
QUALCOMM, Inc. .................... 4,468 686,329
Texas Instruments, Inc. ................. 1,076 193,357
2,383,513
Software — 2.3%
Adobe, Inc.
(a)
........................ 1,004 385,064
Autodesk, Inc.
(a)
...................... 1,679 439,562
Datadog, Inc. , Class A
(a)
................ 113 11,211
Elastic NV
(a)
........................ 285 25,394
Fair Isaac Corp.
(a)
..................... 61 112,494
Fortinet, Inc.
(a)
....................... 6,364 612,599
Microsoft Corp. ...................... 1,232 462,480
SailPoint, Inc.
(a)
...................... 1,076 20,175
ServiceNow, Inc.
(a)
.................... 175 139,324
Varonis Systems, Inc.
(a)
................. 746 30,176
2,238,479
Specialized REITs — 1.8%
CubeSmart ......................... 13,378 571,374
Digital Realty Trust, Inc. ................ 1,979 283,571
Equinix, Inc. ........................ 434 353,862
Extra Space Storage, Inc. ............... 749 111,219
Iron Mountain, Inc. .................... 5,025 432,351
Lamar Advertising Co. , Class A
(b)
.......... 259 29,469
1,781,846
Specialty Retail — 2.1%
Best Buy Co., Inc. .................... 778 57,268
Home Depot, Inc. (The) ................ 3,235 1,185,595
Lithia Motors, Inc. , Class A .............. 393 115,361
TJX Cos., Inc. (The) ................... 5,512 671,362
Urban Outfitters, Inc.
(a)
................. 947 49,623
2,079,209
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ......................... 2,275 505,346
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp. , Class A ............. 757 167,100
Under Armour, Inc. , Class C
(a)
............ 755 4,492
171,592
Tobacco — 1.3%
Philip Morris International, Inc. ............ 7,982 1,266,983
Trading Companies & Distributors — 0.2%
Ferguson Enterprises, Inc. ............... 1,079 172,888
Total Long-Term Investments — 99 .2%
(Cost: $ 95,991,155 ) ............................... 98,512,536

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 3,197,572 $ 3,199,170
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 843,066 843,066
Total Short-Term Securities — 4 .1%
(Cost: $ 4,042,236 ) ............................... 4,042,236
Total Investments — 103 .3%
(Cost: $ 100,033,391 ) .............................. 102,554,772
Liabilities in Excess of Other Assets — (3.3) % ............. (3,321,480)
Net Assets — 100.0% ...............................
$ 99,233,292
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,032,540 $ 166,441
(a)
$ — $ 189 $ — $ 3,199,170 3,197,572 $ 1,715
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,037,292 — (194,226)
(a)
— — 843,066 843,066 9,732 —
$ 189 $ — $ 4,042,236 $ 11,447 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 06/20/25 $ 848 $ (12,998)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 98,512,536 $ — $ — $ 98,512,536
Short-Term Securities
Money Market Funds ...................................... 4,042,236 — — 4,042,236
$ 102,554,772 $ — $ — $ 102,554,772
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (12,998) $ — $ — $ (12,998)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust